Stockholders Equity (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Stockholders' Equity
Summary of warrants outstanding
	Number of	Weighted Average
	Warrants	Exercise Price ($)
Outstanding at December 31,2019	3,000,000	.03
Granted	-	-
Exercised	(3,000,000)	(.03)
Expired	-	-
Outstanding at September 30, 2020	0	0

		Weighted Average
	Number of Warrants	Exercise Price ($)	Intrinsic Value
Outstanding at December 31, 2018	-	-
Granted	3,000,000	.03
Exercised	-	-
Expired	-	-
Outstanding at December 31, 2019	3,000,000	.03	$113,400

Exercisable at December 31, 2019	1,500,000	.03	$56,700